Intangible Assets, net and Goodwill (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairments software costs				$ 2.7	$ 5.6
Capitalized software costs	$ 0.7		$ 2.2	5.6	$ 5.1
Goodwill asset incremental amount				3.8
Impairments amount	11.9	$ 15.4		$ 14.4
Impairment of goodwill	8.0		23.5
Ample Reporting Unit [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment of goodwill	2.7		10.7
Solo Sciences, Inc. [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment of intangible assets, finite-lived	2.2
Capitalized computer software, impairments			1.0
Impairment of goodwill	4.9		11.2
Trellis Solutions, Inc [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment of goodwill	0.4		$ 1.6
Viridian Sciences Inc. [Member]
Intangible Assets, net and Goodwill (Details) [Line Items]
Impairment of goodwill	$ 3.9